Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We make awards of equity to certain employees, including our NEOs and our non-employee Directors, under an established process that the Human Resources Committee has approved using shareholder-approved stock plans.
Annual equity awards to employees historically have taken place in February after the release of fourth-quarter earnings, at which time the “window” for effecting transactions in our stock is generally open for those employees who may, through their job responsibilities, have access to material non-public information.
Except as the Committee may otherwise determine in each specific instance, off-cycle equity award grants may only be effective on dates during an open window period and occur after the CEO or Human Resources Committee determines that an individual is deserving of an award because: (i) an eligible employee is a recent hire; (ii) an employee has excelled in their role; (iii) an eligible employee is promoted to a new position (which is stock eligible); (iv) an eligible employee is highly valued and management wants to retain the individual; or (v) an eligible employee was inadvertently omitted from the annual award list. The Human Resources Committee does not take into account material non-public information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method
Annual equity awards to employees historically have taken place in February after the release of fourth-quarter earnings, at which time the “window” for effecting transactions in our stock is generally open for those employees who may, through their job responsibilities, have access to material non-public information.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Human Resources Committee does not take into account material non-public information in determining the timing and terms of equity-based awards, and we have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false